Note 7 - Leases - Supplemental Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Operating cash flows from operating leases as lessee	$ 448	$ 192
Operating leases as lessee (in years) (Year)	54 years 2 months 4 days		54 years 4 months 20 days
Operating leases as lessee	4.40%		4.40%